Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 12, 2022
Document Effective Date	Sep. 12, 2022
Prospectus Date	Sep. 12, 2022
Schwab® Monthly Income Fund — Target Payout | Schwab® Monthly Income Fund — Target Payout
Prospectus:
Trading Symbol	SWJRX
Schwab® Monthly Income Fund — Flexible Payout | Schwab® Monthly Income Fund — Flexible Payout
Prospectus:
Trading Symbol	SWKRX
Schwab® Monthly Income Fund — Income Payout | Schwab® Monthly Income Fund — Income Payout
Prospectus:
Trading Symbol	SWLRX